Customer and Supplier Concentrations	12 Months Ended
Sep. 30, 2020
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 11 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company had no significant customer during the year ended September 30, 2020. There were two customers accounted for a significant portion of total accounts receivable for the year ended September 30, 2020, which combined accounted for 26.31% of the Company’s total accounts receivable.

The Company sold a substantial portion of products to one customer (10.13% of total revenues) during the year ended September 30, 2019. As of September 30, 2019, amount due from this customer included in accounts receivable was $293,640. There was one customer accounted for a significant portion (11.48%) of total accounts receivable for the year ended September 30, 2019.

The Company sold a substantial portion of products to one customer (14.46% of total revenues) during the year ended September 30, 2018. As of September 30, 2018, amount due from this customer included in accounts receivable was $6,048,446, representing 31.83% of total accounts receivable. There was no other significant concentration (over 10%) of accounts receivable for the year ended September 30, 2018.

The loss of our significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

For the year ended September 30, 2020, three suppliers accounted for 32.05%, 16.60% and 11.16% of the Company’s total purchase. There were three suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2020, which combined accounted for 63.47% of the Company’s total accounts payable.

For the year ended September 30, 2019, two suppliers accounted for 29.13% and 18.09% of the Company’s total purchase. There were three suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2019, which combined accounted for 63.47% of the Company’s total accounts payable.

For the year ended September 30, 2018, two suppliers accounted for 29.02% and 12.97% of the Company’s total raw material purchase. There were two suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2018, which combined accounted for 53.35% of the Company’s total accounts payable.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.